Issued Capital (Tables)	12 Months Ended
Jun. 30, 2023
Issued Capital [Abstract]
Schedule of Issued Capital	ISSUED CAPITAL
		Years Ended June 30,
	Notes	2023	2022	2021

(a) Issued Capital
2,439,897,618 (2022: 2,406,874,578) fully paid ordinary shares	10(b)	213,971,323	213,787,061	197,447,990
Nil (2022: Nil) options for fully paid ordinary shares	10(c)	-	-	-

		213,971,323	213,787,061	197,447,990

Schedule of Movements in Issued Shares	Movements in Issued Shares
	June 30,
	2023		2022		2021
	No. of shares	A$	No. of shares	A$	No. of shares	A$
Beginning of the year	2,406,874,578	213,787,061	2,084,016,678	197,447,990	1,037,358,032	160,703,754

Movement during the year	33,023,040	184,262	322,857,900	16,339,071	1,046,658,646	36,744,236

End of the year	2,439,897,618	213,971,323	2,406,874,578	213,787,061	2,084,016,678	197,447,990

Schedule of Share Issuances	Details of share issuances are as follows:
Date	Details	Notes	Number	Issue Price	$
Year end June 30, 2020			176,520,600		4,071,118
July 2, 2020	Issue of shares under ATM Facility		47,646,000	0.033	1,562,055
October 23, 2020	Issue of shares to sophisticated and professional investors		271,251,007	0.037	10,036,287
November 24, 2020	Issue of shares to sophisticated and professional investors		674,694,939	0.037	24,963,713
February 11, 2021	Issue of shares under ATM Facility		53,066,700	0.050	2,674,831
June 30, 2021	Security issuance costs				(2,492,650)
Year end June 30, 2021			1,046,658,646		36,744,236
July 2, 2021	Issue of shares under ATM Facility		322,857,900	0.053	17,176,040
June 30, 2022	Security issuance costs				(836,969)
Year end June 30, 2022			322,857,900		16,339,071
September 21, 2022	Issue of shares under ATM Facility		9,543,840	0.0135	128,842
March 15, 2023	Issue of shares under ATM Facility		23,479,200	0.0080	187,834
June 30, 2023	Security issuance costs				(132,413)
Year end June 30, 2023			33,023,040		184,262